Debt (Details) - Schedule of Redeemable Promissory Note Payable (Parentheticals) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Redeemable Promissory Note Payable [Abstract]
Debt issuance cost	$ 2,647,925	$ 2,647,925	$ 2,647,925
Issuance, net of amortization	$ 909,657	$ 909,657	$ 6,981	$ 41,331